Transactions with related parties and affiliated entities - Summary of outstanding balances between related parties (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	S/ 2,086,869	S/ 1,919,768
Investments at fair value through other comprehensive income
Loans, net	50,770,150	49,229,448
Liabilities
Deposits and obligations	56,027,630	53,768,028
Off-balance sheet accounts
Indirect loans	5,567,722	5,068,694
Related parties [member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	353	819
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	74,104	72,906
Loans, net	2,272,336	1,805,083
Other assets	9,606	11,454
Liabilities
Deposits and obligations	1,430,409	1,084,713
Other liabilities	120,612	224,391
Off-balance sheet accounts
Indirect loans	65,778	59,399
UTP [Member]
Investments at fair value through other comprehensive income
Trade receivables	S/ 105,897	S/ 87,889